Summary Of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Investments in limited partnership	$ 46,727,000	$ 20,167,000
Recognized tax credits related to partnership investments	7,125,000	2,793,000	$ 1,235,000
FHLB stock held	$ 30,000,000	50,000,000
Cash received from FHLB advance		500,000,000
Deferred acquisition costs, amortization period	20 years
Assets held-for-sale recorded in other assets	$ 13,615,000	12,436,000
Liabilities held-for-sale recorded in other liabilities	2,754,000	3,223,000
Property and equipment, net of accumulated depreciation	180,328,000	189,065,000
Property and equipment, accumulated depreciation	94,395,000	85,899,000
Disposed property and equipment, net of accumulated depreciation		80,289,000
Disposed property and equipment, accumulated depreciation		80,289,000
Gain (loss) on disposition of property and equipment	$ 0
LTC reserve interest assumptions range	5.00%
LTC reserve interest assumptions range	6.00%
Increase in statutory surplus due to adopted accounting practice	$ 111,571,000
Change in income from operation before income taxes	1,143,334,000	843,362,000	180,188,000
Account balances and future policy benefit reserves
Significant Accounting Policies [Line Items]
Amount of collateral	$ 0	1,190,301,000
Annuity policies issued prior to 2010
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes			(165,790,000)
Annuity policies issued after 2010
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes			(45,623,000)
As Originally Reported
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes		843,362,000	180,188,000
As Originally Reported | Account balances and future policy benefit reserves
Significant Accounting Policies [Line Items]
Amount of collateral		1,313,443,000
Guaranteed Minimum Death Benefit
Significant Accounting Policies [Line Items]
Cap rate of premium	150.00%
Guaranteed Minimum Death Benefit | With no cap
Significant Accounting Policies [Line Items]
Rollup interest rates	5.00%
Guaranteed Minimum Death Benefit | With a cap of 150% of premium
Significant Accounting Policies [Line Items]
Rollup interest rates	3.00%
Minimum
Significant Accounting Policies [Line Items]
Traditional life products, life reserve interest assumptions range	2.30%
Maximum
Significant Accounting Policies [Line Items]
Traditional life products, life reserve interest assumptions range	6.00%
Preoperating and start-up costs
Significant Accounting Policies [Line Items]
Amortization of capitalized cost	$ 4,394,000	$ 4,393,000	$ 4,390,000
Buildings
Significant Accounting Policies [Line Items]
Property plant and equipment, useful life		39 years